Property, plant and equipment - Information in relation to property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Property, plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Capitalised interest included within cost	£ 2,233	£ 2,118
Trade and other payables
Disclosure of detailed information about property, plant and equipment [line items]
Contributions to cost of property, plant and equipment	138	84
Non-current liabilities
Disclosure of detailed information about property, plant and equipment [line items]
Contributions to cost of property, plant and equipment	400	428
Contract liabilities – current
Disclosure of detailed information about property, plant and equipment [line items]
Contributions to cost of property, plant and equipment	66	76
Contract liabilities – non-current
Disclosure of detailed information about property, plant and equipment [line items]
Contributions to cost of property, plant and equipment	£ 1,093	£ 1,082